Employee costs and share plans for employees, AstraZeneca Restricted Share Plan (Details) - AstraZeneca Restricted Share Plan EquityInstruments in Thousands	1 Months Ended															12 Months Ended
	Nov. 30, 2017 GBP (£) EquityInstruments	Sep. 30, 2017 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Feb. 28, 2017 GBP (£) EquityInstruments	Nov. 30, 2016 GBP (£) EquityInstruments	Aug. 31, 2016 GBP (£) EquityInstruments	May 31, 2016 GBP (£) EquityInstruments	Mar. 31, 2016 GBP (£) EquityInstruments	Nov. 30, 2015 GBP (£) EquityInstruments	Sep. 30, 2015 GBP (£) EquityInstruments	Aug. 31, 2015 GBP (£) EquityInstruments	Jun. 30, 2015 GBP (£) EquityInstruments	Mar. 31, 2015 GBP (£) EquityInstruments	Dec. 31, 2016 employee multiple	Nov. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Share plans
Number of shares awarded | EquityInstruments	23	31	26	8	134	205	14	37	335	809	41	41	31	69	164
Weighted average fair value	£ 49.42	£ 47.65	£ 44.68	£ 52.14	£ 48.80	£ 42.93	£ 42.33	£ 50.71	£ 38.69	£ 39.23	£ 43.55	£ 41.99	£ 42.45	£ 41.74	£ 47.62		$ 66.24	$ 65.60	$ 58.22	$ 68.40	$ 61.76	$ 55.50	$ 53.42	$ 67.16	$ 57.28	$ 56.38	$ 66.62	$ 64.64	$ 66.42	$ 66.09	$ 70.58
Number of times plan used to make awards in specified year | multiple																6
Number of employees granted awards | employee																74